CORPORATE AND GROUP INFORMATION (Details) - 12 months ended Dec. 31, 2023	$ / shares	$ / shares	CNY (¥) shares
CORPORATE AND GROUP INFORMATION
Par value per share	$ 0.0001
Alpine Bioscience Ltd. ("Alpine BVI")
CORPORATE AND GROUP INFORMATION
Shares issued | shares			1
Par value per share	$ 1
Percentage of equity attributable to the Company	100.00%
Adlai Nortye USA Inc. ("Adlai US")
CORPORATE AND GROUP INFORMATION
Shares issued | shares			10,000
Par value per share	$ 0.0001
Percentage of equity attributable to the Company	100.00%
Adlai Nortye (Switzerland) AG ("Adlai Swiss")
CORPORATE AND GROUP INFORMATION
Shares issued | shares			100
Percentage of equity attributable to the Company	100.00%
Adlai Nortye PTE.LTD ("Adlai SGP")
CORPORATE AND GROUP INFORMATION
Shares issued | shares			2
Par value per share	$ 1
Percentage of equity attributable to the Company	100.00%
Adlai Nortye (HK) Limited ("Adlai HK")
CORPORATE AND GROUP INFORMATION
Par value per share		$ 0.001
Percentage of equity attributable to the Company	100.00%
Hangzhou Adlai Nortye Biopharma Co., Ltd ("Adlai Hangzhou")
CORPORATE AND GROUP INFORMATION
Registered capital | ¥			¥ 200,000
Percentage of equity attributable to the Company	100.00%
Shanghai Adlai Nortye Biopharma Co., Ltd ("Adlai Shanghai")
CORPORATE AND GROUP INFORMATION
Registered capital | ¥			10,000
Percentage of equity attributable to the Company	100.00%
Hangzhou Tangchuang Weilai Technolegy Co., Ltd ("Hangzhou Tangchuang")
CORPORATE AND GROUP INFORMATION
Registered capital | ¥			¥ 10,000
Percentage of equity attributable to the Company	100.00%